Consolidated Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (10,189,181)	$ 4,227,727
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class A and Class B ordinary shares	26,000
General and administrative expenses paid by related party under promissory note	9,360
Change in fair value of derivative warrant liabilities	6,742,750	(5,245,310)
Interest earned on securities held in Trust Account	(18,341)	(4,898,432)
Loss upon issuance of private placement warrants	2,175,000
Offering costs associated with warrants	592,641
Changes in operating assets and liabilities:
Due from related party	(7,960)
Prepaid expenses	(746,720)	474,174
Accounts payable	58,405	(26,625)
Accrued expenses	25,918	4,610,934
Net cash used in operating activities	(1,332,128)	(857,532)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(345,026,000)
Net cash used in investing activities	(345,026,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	345,000,000
Proceeds received from private placement	10,900,000
Repayment of note payable to related parties	(166,587)
Offering costs paid	(6,804,876)	(85,000)
Net cash provided by (used in) financing activities	348,928,537	(85,000)
Net change in cash	2,570,409	(942,532)
Cash – beginning of the period		2,570,409
Cash – end of the period	2,570,409	1,627,877
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	350,000
Offering costs paid by related party under promissory note	157,227
Deferred underwriting commissions	$ 11,721,500